Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2022 (HK$’000)	December 31, 2023 (HK$’000)	December 31, 2023 (US$’000)

Mr. Li	Shareholder and director	Advance from a shareholder	Amounts due to related parties	2,855	151	19
Chiu Yat Chung Gary	Senior management	Advance from a senior management	Amount due to related parties	2,262	2,262	290
Total amount due to related parties				5,117	2,413	309

Schedule of Rental Agreement With Related Party

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premise	Relationship with the lessor	Rental payment for the year ended December 31, 2022 (HK$’000)	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2023 (US$’000)
Director quarter	Lessor is a company owned by Mr. Li and his spouse	600	600	77
Hong Kong office	Lessor is Mr. Li	-	600	77